Share Capital/Treasury Shares	12 Months Ended
Dec. 31, 2023
Disclosure of Share Capital Reserves and other Equity Interest [Abstract]
Share Capital/Treasury Shares
26.
SHARE CAPITAL/TREASURY SHARES

Share capital

The share capital as of December 31, 2021 and 2022 represented the issued ordinary share capital of the Company.

		Number of	Par value
	Notes	shares	per share	Amount
Authorized:
As of January 1, 2021, December 31, 2021 and 2022		444,343,488		$44
Issued and fully paid:
As of January 1, 2021		386,741,005		39
Exercise of share options vested	(i)	6,511,135	$0.0001	1
As of December 31, 2021		393,252,140		40
Exercise of share options vested	(ii)	8,552,187	0.0001	1
As of December 31, 2022		401,804,327		41

The share capital as of January 1, 2021, December 31, 2021, 2022 and 2023 have been presented to give effect to the Business Combination of March 29, 2023 and the recapitalization at the exchange ratio of 0.071679, except for the authorized shares, and these are as follows:

		Number of	Par value
	Notes	shares	per share	Amount
Authorized:
As of December 31, 2023		600,000,000		$3
Issued and fully paid:
As of January 1, 2021		27,721,202		3
Exercise of share options	(i)	466,712	$0.0001	—
As of December 31, 2021		28,187,914		3
Exercise of share options vested	(ii)	613,012	0.0001	—
As of December 31, 2022		28,800,926		3
Exercise of share options vested	(iii)	62,443	0.0001
Business combination, net of redemptions		3,312,715	0.0001
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares		54,420,956	0.0001	6
Post-closing Apollomics Class B Ordinary Shares issued to PIPE Investors, net of transaction costs		230,000	0.0001
Issuance of post-closing Apollomics Class A Ordinary Shares upon the conversion of post-closing Apollomics Series A Preferred Shares		2,668,750	0.0001
As of December 31, 2023		89,495,790		9

All the ordinary shares and restricted shares issued during the years ended December 31, 2021, 2022 and 2023 rank pari passu with the existing shares in all respects.

Notes:

(i)
During the year ended December 31, 2021, share option holders exercised their rights to subscribe for 6,511,135 ordinary shares made up as follows: 6,004,989, 134,375 and 371,771 ordinary shares in the Company at an exercise price of $0.01, $0.02 and $0.21 per share, respectively. To present this to give effect to the Business Combination of March 29, 2023 at the exchange ratio of 0.071679, these would have been 466,712 ordinary shares made up as follows: 430,432, 9,632 and 26,648 ordinary shares in the Company at an exercise price of $0.14, $0.28 and $2.93 per share, respectively.
(ii)
During the year ended December 31, 2022, share option holders exercised their rights to subscribe for 8,552,187 ordinary shares made up as follows: 498,958, 7,088,541, 101,146 and 863,542 ordinary shares in the Company at an exercise price of $0.01, $0.02, $0.21 and $0.26 per share, respectively. To present this to give effect to the Business Combination of March 29, 2023 at the exchange ratio of 0.071679, these would have been 613,013 ordinary shares made up as follows: 35,765, 508,100, 7,250 and 61,898 ordinary shares in the Company at an exercise price of $0.14, $0.28, $2.93 and $3.63 per share, respectively.
(iii)
During the year ended December 31, 2023, share option holders exercised their rights to subscribe for 62,443 ordinary shares made up as follows: 38,893, 16,202, 4,122 and 3,226 ordinary shares in the Company at an exercise price of $0.28, $2.93, $3.63 and $4.32 per share, respectively.

Treasury shares

	Number of	Subscription
	treasury	price per
	shares	share	Amount
As of January 1, 2021	26,365,915		$3,252
Restricted shares vested	(6,352,715)	$0.01	(64)
Early exercised share options vested	(5,926,452)	0.26	(1,541)
As of December 31, 2021	14,086,748		1,647
Restricted shares vested	(1,164,666)	0.01	(21)
Early exercised share options vested	(5,991,847)	0.26	(1,558)
As of December 31, 2022	6,930,235		68
Early exercised share options vested	(6,930,235)	0.26	(68)
As of December 31, 2023	—		—

To present these treasury shares to give effect to the Business Combination of March 29, 2023 at the exchange ratio of 0.071679, these would have been presented as follows:

	Number of	Subscription
	treasury	price per
	shares	share	Amount
As of January 1, 2021	1,889,882		$3,252
Restricted shares vested	(455,356)	$0.14	(64)
Early exercised share options vested	(424,802)	3.63	(1,541)
As of December 31, 2021	1,009,724		1,647
Restricted shares vested	(83,482)	0.14	(21)
Early exercised share options vested	(429,490)	3.63	(1,558)
As of December 31, 2022	496,752		68
Early exercised share options vested	(496,752)	3.63	(68)
As of December 31, 2023	—		—

Treasury shares represented unvested restricted shares granted to the directors of the Company and an employee of the Group and the unvested restricted shares issued upon the early exercise of share options as elected by the director of the Company during the vesting period.